Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Intangible Assets [Abstract]
Impairment charges of intangible assets	$ 0	$ 0	$ 0
Goodwill, Impaired, Accumulated Impairment Loss				606,349
Indefinite Lived Intangibles, Impaired, Accumulated Impairment Loss				$ 37,110